UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                --------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:


Name:      KBW, Inc.
Address:   787 Seventh Avenue
           4th Floor
           New York, NY 10019

Form 13F File Number: (To be determined after filing)
                      -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mitchell Kleinman
Title:     Secretary and General Counsel
Phone:     (212) 887-6788

Signature, Place and Date of Signing:


       /s/ Mitchell Kleinman           New York, New York        May 17, 2010
-------------------------------      ----------------------     --------------
            [Signature]                   [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                          -------------------

Form 13F Information Table Entry Total:                           101
                                                          -------------------

Form 13F Information Table Value Total:                       $ 165,662
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                            KBW, Inc.
                                                             FORM 13F
                                                    Quarter Ended March 31, 2010

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                                CLASS                        VALUE     SHRS OR  SH/  PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
                                -----                       --------   -------  ---  ---  ----------  -------     ------------------
NAME OF ISSUER                  TITLE            CUSIP     (X$1,000)   PRN AMT  PRN  CALL DISCRETION MANAGERS     SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
1ST UNITED BANCORP INC FLA    COM              33740N105      1,591    197,600   SH       SOLE                   197,600
ABINGTON BANCORP INC          COM              00350L109      1,472    186,284   SH       SOLE                   186,284
ALLIED CAP CORP NEW           COM              01903Q108        889    186,300   SH       SOLE                   186,300
AMERICAN CAPITAL AGENCY CORP  COM              02503X105      1.152     45,000   SH  PUT  SOLE                    45,000
AMERICAN EXPRESS CO           COM              025816109      1,238     30,000   SH  PUT  SOLE                    30,000
AMERICAN EXPRESS CO           COM              025816109      1,444     35,000   SH       SOLE                    35,000
AMERICAN EXPRESS CO           COM              025816109      2,476     60,000   SH  CALL SOLE                    60,000
AMERICAN INTL GROUP INC       UNIT 99/99/9999  026874115        102     10,000   SH       SOLE                    10,000
ANNALY CAP MGMT INC           NOTE 4.000% 2/1  035710AA0      2,920  2,880,000   PRN      SOLE                                  NONE
ANWORTH MORTGAGE ASSET CP     COM              037347101        256     38,000   SH       SOLE                    38,000
ARCHER DANIELS MIDLAND CO     COM              039483102      1,012     35,000   SH       SOLE                    35,000
BANK MUTUAL CORP NEW          COM              063750103         71     10,978   SH       SOLE                    10,978
BANK OF AMERICA CORPORATION   COM              060505104      1,607     90,000   SH  CALL SOLE                    90,000
BANK OF AMERICA CORPORATION   *W EXP 10/28/201 060505153        180     50,000   SH       SOLE                                  NONE
BANK OF AMERICA CORPORATION   COM              060505104      5,207    291,700   SH       SOLE                   291,700
BANK OF NEW YORK MELLON CORP  COM              064058100      1,322     42,800   SH       SOLE                    42,800
BAR HBR BANKSHARES            COM              066849100      1,046     34,301   SH       SOLE                    34,301
BARCLAYS BK PLC               IPATH SHRT ETN   06740C527      1,029     49,000   SH       SOLE                    49,000
BB&T CORP                     COM              054937107        777     24,000   SH       SOLE                    24,000
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH   112585104      1,627     64,000   SH       SOLE                    64,000
CAPE BANCORP INC              COM              139209100      1,174    145,500   SH       SOLE                   145,500
CAPITAL ONE FINL CORP         *W EXP 11/14/201 14040H139      5,741    364,500   SH       SOLE                                  NONE
CARVER BANCORP INC            COM              146875109        153     17,500   SH       SOLE                    17,500
CBL & ASSOC PPTYS INC         COM              124830100        189     13,781   SH       SOLE                    13,781
CENTERSTATE BANKS INC         COM              15201P109      1,931    157,772   SH       SOLE                   157,772
CIT GROUP INC                 COM NEW          125581801      1,202     30,848   SH       SOLE                    30,848
CITIGROUP INC                 COM              172967101      4,050  1,000,000   SH       SOLE                 1,000,000
CITIZENS CMNTY BANCORP INC M  COM              174903104         53     13,508   SH       SOLE                    13,508
CITIZENS REPUBLIC BANCORP IN  COM              174420109      4,970  4,360,000   SH       SOLE                43,600,000
COLONY FINL INC               COM              19624R106        656     32,800   SH       SOLE                    32,800
COMERICA INC                  COM              200340107        685     18,000   SH       SOLE                    18,000
COMMUNITY BANKERS TR CORP     COM              203612106      1,065    366,100   SH       SOLE                   366,100
CVB FINL CORP                 COM              126600105      1,539    155,000   SH       SOLE                   155,000
DELPHI FINL GROUP INC         CL A             247131105      1,006     40,000   SH       SOLE                    40,000
EAGLE BANCORP INC MD          COM              268948106        944     79,700   SH       SOLE                    79,700
FBR CAPITAL MARKETS CORP      COM              30247C301      1,625    356,300   SH       SOLE                   356,300
FIRST CALIFORNIA FINANCIAL G  COM NEW          319395109      1,835    694,972   SH       SOLE                   694,972
FIRST FINL HLDGS INC          COM              320239106      1,395     92,654   SH       SOLE                    92,654
FIRST MIDWEST BANCORP DEL     COM              320867104      3,157    233,000   SH       SOLE                   233,000
FLAGSTAR BANCORP INC          COM              337930101      1,356  2,260,000   SH       SOLE                 2,260,000
GENWORTH FINL INC             COM CL A         37247D106        853     46,500   SH       SOLE                    46,500
GLG PARTNERS INC              COM              37929X107      1,259    410,000   SH       SOLE                   410,000
GREENHILL & CO INC            COM              395259104      1,231     15,000   SH       SOLE                    15,000
HERITAGE FINL CORP WASH       COM              42722X106      1,481     98,140   SH       SOLE                    98,140
HILLTOP HOLDINGS INC          COM              432748101      1,837    156,300   SH       SOLE                   156,300
HUNTINGTON BANCSHARES INC     COM              446150104      1,078    200,000   SH  PUT  SOLE                   200,000
ISHARES TR INDEX              DJ US REAL EST   464287739        425      8,547   SH       SOLE                     8,547
JPMORGAN CHASE & CO           COM              46625H100      5,258    117,500   SH       SOLE                   117,500
JPMORGAN CHASE & CO           *W EXP 10/28/201 46634E114      2,982    194,000   SH       SOLE                                  NONE
KENNEDY-WILSON HLDGS INC      COM              489398107        964     95,000   SH       SOLE                    95,000
KEYCORP NEW                   COM              493267108      1,163    150,000   SH       SOLE                   150,000
KKR FINANCIAL HLDGS LLC       COM              48248A306      1,464    178,300   SH       SOLE                   178,300
LAZARD LTD                    SHS A            G54050102      3,856    108,000   SH       SOLE                   108,000
LENDER PROCESSING SVCS INC    COM              52602E102      1,785     47,272   SH       SOLE                    47,272
LINCOLN NATL CORP IND         COM              534187109      1,228     40,000   SH       SOLE                    40,000
M & T BK CORP                 COM              55261F104      2,897     36,500   SH  CALL SOLE                    36,500
MARSH & MCLENNAN COS INC      COM              571748102      2,198     90,000   SH  CALL SOLE                    90,000
MARSHALL & ILSLEY CORP NEW    COM              571837103        845    105,000   SH       SOLE                   105,000
MASTERCARD INC                CL A             57636Q104      3,810     15,000   SH       SOLE                    15,000
MERIDIAN INTERSTAT BANCORP I  COM              58964Q104        842     81,000   SH       SOLE                    81,000
METLIFE INC                   COM              59156R108      5,418    125,000   SH       SOLE                   125,000
METRO BANCORP INC PA          COM              59161R101        818     59,400   SH       SOLE                    59,400
MFA FINANCIAL INC             COM              55272X102      3,027    411,300   SH       SOLE                   411,300
MORGAN STANLEY                COM NEW          617446448        732     25,000   SH       SOLE                    25,000
NARA BANCORP INC              COM              63080P105      3,066    350,000   SH       SOLE                   350,000
NEW ENGLAND BANCSHARES INC C  COM NEW          643863202      1,072    141,304   SH       SOLE                   141,304
NEW YORK CMNTY BANCORP INC    COM              649445103        777     47,000   SH  CALL SOLE                    47,000
NEW YORK MTG TR INC           COM PAR $.02     649604501      1,484    196,500   SH       SOLE                   196,500
NEWSTAR FINANCIAL INC         COM              65251F105      4,562    715,000   SH       SOLE                   715,000
NORTHWEST BANCSHARES INC MD   COM              667340103      2,346    200,000   SH       SOLE                   200,000
OMNIAMERICAN BANCORP INC      COM              68216R107        802     69,600   SH       SOLE                    69,600
ORIENTAL FINL GROUP INC       COM              68618W100      5,804    376,580   SH       SOLE                   376,580
PACIFIC CONTINENTAL CORP      COM              69412V108      1,272    121,100   SH       SOLE                   121,100
PARTNERRE LTD                 COM              G6852T105      1,196     15,000   SH       SOLE                    15,000
PENNANTPARK INVT CORP         COM              708062104      1,243    119,900   SH       SOLE                   119,900
PENNYMAC MTG INVT TR          COM              70931T103      3,084    185,700   SH       SOLE                   185,700
PEOPLES UNITED FINANCIAL INC  COM              712704105        547     35,000   SH       SOLE                    35,000
PHH CORP                      COM NEW          693320202      1,369     58,100   SH       SOLE                    58,100
PMI GROUP INC                 COM              69344M101        813    150,000   SH       SOLE                   150,000
POPULAR INC                   COM              733174106        582    200,000   SH       SOLE                   200,000
PROSPERITY BANCSHARES INC     COM              743606105        615     15,000   SH       SOLE                    15,000
RADIAN GROUP INC              COM              750236101        469     30,000   SH  CALL SOLE                    30,000
REDWOOD TR INC                COM              758075402        463     30,000   SH       SOLE                    30,000
RESOURCE CAP CORP             COM              76120W302      1,602    237,000   SH       SOLE                   237,000
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605      1,994    125,000   SH  CALL SOLE                   125,000
SLM CORP                      COM              78442P106      1,002     80,000   SH       SOLE                    80,000
SOLAR CAP LTD                 COM              83413U100      1,911     90,400   SH       SOLE                    90,400
SOUTHERN NATL BANCORP OF VA   COM              843395104      1,370    168,100   SH       SOLE                   168,100
SOUTHWEST BANCORP INC OKLA    COM              844767103        744     90,000   SH       SOLE                    90,000
STARWOOD PPTY TR INC          COM              85571B105      1,231     63,800   SH       SOLE                    63,800
STATE BANCORP INC N.Y         COM              855716106        139     17,700   SH       SOLE                    17,700
STATE STR CORP                COM              857477103      2,541     56,300   SH       SOLE                    56,300
STERLING BANKS INC            COM              85915B100         84     36,000   SH       SOLE                    36,000
SVB FINL GROUP                COM              78486Q101        933     20,000   SH  PUT  SOLE                    20,000
TWO HBRS INVT CORP            COM              90187B101      1,667    182,400   SH       SOLE                   182,400
US BANCORP DEL                COM NEW          902973304      2,459     95,000   SH       SOLE                    95,000
VISA INC                      COM CL A         92826C839      1,365     15,000   SH       SOLE                    15,000
WELLS FARGO & CO NEW          PERP PFD CNV A   949746804      1,059      1,086   SH       SOLE                     1,086
WILMINGTON TRUST CORP         COM              971807102        746     45,000   SH       SOLE                    45,000
ZENITH NATL INS CORP          COM              989390109        958     25,000   SH       SOLE                    25,000
ZIONS BANCORPORATION          COM              989701107      1,710     78,293   SH       SOLE                    78,293